Revenue - Deferred Contract Costs (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Deferred contract costs, current	$ 22	$ 16	$ 11	$ 4	$ 2
Deferred contract costs, non-current	32	27	25	17	4
Total deferred contract costs	$ 54	$ 43	$ 36	$ 21	$ 6	$ 2